OPERATING LEASES (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating leases [Abstract]
Minimum operating lease payments recognised as expense	$ 2.9	$ 7.7